Operating lease commitments - minimum lease payments	12 Months Ended
Oct. 31, 2019
Operating lease commitments - minimum lease payments [Abstract]
Operating lease commitments - minimum lease payments
34 Operating lease commitments – minimum lease payments

At October 31, 2019 the Group has a number of lease agreements in respect of properties, vehicles, plant and equipment, for which the payments extend over a number of years.

	October 31, 2019	October 31, 2018
	$m	$m
Future minimum lease payments under non-cancellable operating leases falling due:
No later than one year	78.6	65.8
Later than one year and no later than three years	123.6	86.4
Later than three years and no later than five years	61.4	53.3
Later than five years	37.6	22.5
Total	301.2	228.0

The Group leases various offices under non-cancellable operating lease agreements that are included in the table. The leases have various terms, escalation clauses and renewal rights.

The properties owned or leased and operated by the Group’s subsidiaries are maintained in good condition and are believed to be suitable and adequate for the Group’s present needs.  The Group’s headquarters are located at premises in Newbury, England. The Group owns or leases properties amounting to over 2.4 million square feet of space, in over 40 countries worldwide. Two individual leased properties are material to the Group. One is located in Provo, Utah, where the Group currently leases approximately 405,700 square feet of office space. The lease on this facility expires in 2024, with an option to extend for a further three, five-year periods. The Group’s current annual rent under this lease is $8.2m.  Since March 1, 2019, part of the property has been sublet.  Current annual sub-lease income is $1.0m. The other property is located in Santa Clara, California, where the Group currently lease approximately 635,000 square feet of office space. The lease on this facility expires in 2029, with an option to extend for one further five-year period. The Group’s current annual rent under this lease is $4.6m.

The minimum lease payments payable under operating leases recognized as an expense in the 12 months ended October 31, 2019 were $65.9m (18 months ended October 31, 2018: $94.1m).

The total of future minimum sublease payments expected to be received under non-cancellable subleases as at October 31, 2019 is $3.9m (October 31, 2018: $4.7m)